Consolidated Statements of Changes in Equity (Parenthetical) - € / shares		6 Months Ended
	May 10, 2022	Jun. 30, 2023	Jun. 30, 2022
Dividend paid per share (in euros per share)		€ 3.56	€ 3.33
Euroapi
Exceptional supplementary dividend, in percentage	58.00%